Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

June 1, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen Floating Rate Income Opportunity Fund (File Nos. 333-[            ] and 811-21579)

Ladies and Gentlemen:

On behalf of our client, Nuveen Floating Rate Income Opportunity Fund, we are filing Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is being made for the purpose of registering additional shares of Common Stock for an offering under Rule 415 under the 1933 Act.

Please contact me at (202) 739-5391 with your questions or comments.

Sincerely,

/s/Kathleen M. Long

Kathleen M. Long